CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 36,797	$ 41,642
Short-term deposits	20,091	15,020
Trade and other receivables	14,780	10,178
Inventories	5,294	5,744
Reimbursement rights	4,446	0
Other current assets	401	529
Total current assets	81,809	73,113
Non-current assets:
Mineral properties, plant and equipment	14,966	14,118
Exploration and evaluation assets	15,633	2,112
Deferred tax assets	70	98
Restricted cash	1,234	0
Inventories non-current	1,580	0
Reimbursement rights	6,588	0
Total Assets	121,880	89,441
Current liabilities:
Trade and other payables	11,313	6,017
Derivative liabilities	85	536
Reclamation and remediation provision	4,446	0
Total current liabilities	15,844	6,553
Non-current liabilities:
Reclamation and remediation provision	22,965	3,466
Deferred tax liability	1,930	2,134
Total liabilities	40,739	12,153
Shareholders equity:
Share capital	130,201	128,485
Reserves	18,962	18,115
Deficit	(68,022)	(69,312)
Total Equity	81,141	77,288
Total Liabilities and Stockholders Equity	$ 121,880	$ 89,441